Income taxes	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income taxes

12.	Income taxes
Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2022	2021 1	2020 1
Current year	(2 785)	(2 857)	(2 082)
(Underprovided)/overprovided in prior years	157	159	119

Current tax expense	(2 628)	(2 698)	(1 963)

Origination and reversal of temporary differences	829	632	355
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(128)	(284)	(324)

Deferred tax (expense)/income	701	348	31

Total income tax expense in the income statement	(1 928)	(2 350)	(1 932)

The reconciliation of the effective tax rate with the aggregated weighted n omi
nal tax rate can be summarized as follows:

Million US dollar	2022	2021¹	2020¹
Profit/(loss) before tax	9 524	8 463	2 080
Deduct share of results of associates	299	248	156
Deduct exceptional share of results of associates	(1 143)	—	—

Profit before tax and before share of results of associates	10 369	8 215	1 924

Adjustments to the tax basis
Government incentives	(713)	(543)	(428)
Non-deductible/(non-taxable) mark-to-market on derivatives	(606)	48	2 219
Non-deductible impairment of goodwill	—	—	2 500
Other expenses not deductible for tax purposes	1 590	1 979	1 512
Other non-taxable income	(576)	(476)	(250)

Adjusted tax basis	10 065	9 223	7 477

Aggregate weighted nominal tax rate	26.7%	26.7%	27.7%

Tax at aggregated nominal tax rate	(2 691)	(2 463)	(2 069)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(128)	(284)	(324)
(Underprovided)/overprovided in prior years	157	159	119
Deductions from interest on equity	790	469	431
Deductions from goodwill and other tax deductions	473	226	234
Change in tax rate	48	(147)	61
Withholding taxes	(436)	(485)	(423)
Other tax adjustments	(140)	175	39

Total tax expense	(1 928)	(2 350)	(1 932)

Effective tax rate	18.6%	28.6%	100.4%

1	Amended to conform to 2022 prese ntatio n.

The total
income tax expense for 2022 amounts to 1 928m US dollar compared to 2 350m US dollar for 2021 and 1 932m US dollar for 2020. The effective tax rate is 18.6% for 2022 compared to 28.6% for 2021 and 100.4% for 2020.
The 2022 effective tax rate is positively impacted by
non-taxable
gains from derivatives related to hedging of share-based payment programs and hedging of the shares issued in a transaction related to the combination with Grupo Modelo and SAB, while the 2021 and 2020 effective tax rate was negatively impacted by non-deductible
losses from these derivatives. The 2020 effective tax rate was also negatively impacted by the non-deductible, non-cash goodwill impairment loss.
In addition, the 2022 effective tax rate was positively impacted by higher distribution of interest on shareholders’ equity from Brazil and lower non-deductible
costs. The 2022 effective tax rate
 include
s
350
m US dollar benefit from a reorganization which resulted in the utilization of current year and carry forward interests for which no
deferred tax asset was recognized (refer to Note
8
Exceptional items
).
The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.
Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2022	2021	2020
Re-measurements of post-employment benefits	(126)	(123)	58
Exchange differences, cash flow and net investment hedges	(51)	(45)	304

Income tax (losses)/gains	(177)	(167)	361